Segments - Summary of Results for the Group's Segments (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disclosure of operating segments [line items]
Total revenue	$ 1,999,638	$ 1,678,737	$ 4,777,061	$ 3,984,153
Total cruise operating expenses	(1,058,168)	(909,119)	(2,672,931)	(2,291,645)
Other operating expenses
Selling and administration	(267,042)	(218,978)	(759,197)	(659,389)
Depreciation and amortization	(69,716)	(61,684)	(203,956)	(188,999)
Total other operating expenses	(336,758)	(280,662)	(963,153)	(848,388)
Operating income (loss)	604,712	488,956	1,140,977	844,120
River
Disclosure of operating segments [line items]
Total revenue	967,428	880,111	2,203,230	1,937,289
Total cruise operating expenses			(1,280,195)	(1,146,990)
Other operating expenses
Selling and administration			(343,747)	(326,763)
Depreciation and amortization			(69,794)	(72,387)
Total other operating expenses			(413,541)	(399,150)
Operating income (loss)			509,494	391,149
Ocean
Disclosure of operating segments [line items]
Total revenue	876,017	663,601	2,147,886	1,684,506
Total cruise operating expenses			(1,133,676)	(922,988)
Other operating expenses
Selling and administration			(285,712)	(221,946)
Depreciation and amortization			(103,927)	(84,056)
Total other operating expenses			(389,639)	(306,002)
Operating income (loss)			624,571	455,516
Other
Disclosure of operating segments [line items]
Total revenue	$ 156,193	$ 135,025	425,945	362,358
Total cruise operating expenses			(259,060)	(221,667)
Other operating expenses
Selling and administration			(129,738)	(110,680)
Depreciation and amortization			(30,235)	(32,556)
Total other operating expenses			(159,973)	(143,236)
Operating income (loss)			$ 6,912	$ (2,545)